SHARE OPTION PLANS (Details Narrative) - USD ($)	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019
Intrinsic values of outstanding and exercisable options	$ 926,999	$ 669,499
July 1 2013 [Member]
Ordinary shares, Granted	17,000,000
February 1 2018 [Member] | Chief Financial Officer [Member]
Ordinary shares, Granted	300,000
Exercise prices		$ 0.20
Expire date	May 29, 2024